Related Party Transactions (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Short-term benefits (including salaries)		$ 11,051	$ 16,853	$ 10,037
Special payments	[1]	948	2,904	9,006
Post-employment benefits		2,773	2,510	2,458
Share-based payments		15,649	29,016	2,820
Compensation of executives and Board level directors		$ 30,421	$ 51,283	$ 24,321

[1]	Balance relates to the special cash distribution effective January 25, 2017.